Impairment (Tables)	12 Months Ended
Dec. 31, 2024
Impairment [Abstract]
Schedule of Impairment

The following table details the impairment recorded for the year ended December 31, 2023:

Year ended December 31,
				2023
	Short-term prepaid deposits	Assets held for sale	Property, plant and equipment	Total
Immersion cooling equipment	—	—	1,882	1,882
Short-term deposits	6,982	—	—	6,982
Miners held for sale	—	388	—	388
Suni mineral asset	—	—	3,000	3,000
	6,982	388	4,882	12,252